Contract revenue and contract liability	12 Months Ended
Dec. 31, 2020
Revenue From Contracts With Customers [Abstract]
Contract revenue and contract liability	Contract revenue and contract liabilityContract revenue represents the amortization of upfront payments received under license and collaboration contracts in order to finance the research and development that is the subject of those contracts as well as associated milestone payments. In 2013, the Company entered into a license and joint collaboration agreement which was subsequently discontinued in June 2019. As a result of the discontinuance of this joint development program, the remaining balance of the non-refundable upfront payment (consisting of deferred revenue and presented as a contract liability) received under the related license and collaboration agreement was recognized in the first half of 2019 as contract revenue, and no additional contracts giving rise to current contract revenue have been entered into by the Company. As such, the Company recognized revenue of KUSD 2,340 associated with the remaining balance of the non-refundable upfront payment for the year ended December 31, 2019. The Company recognized revenue of KUSD 1,140 for the year ended December 31, 2018. There was no deferred revenue as of December 31, 2020 and December 31, 2019.